Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current portion of lease liability		$ 10,356
Long-term portion of lease liability		35,017
Lease liability		$ 45,373	$ 141,695